WEISS, PECK & GREER INTERNATIONAL FUND
                               One New York Plaza
                            New York, New York 10004


                                   May 4, 2000


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE: Weiss, Peck & Greer International Fund (the "Trust") (FILE NOS. 33-26773; 811-5759)

Ladies and Gentlemen:

         The Trust hereby certifies pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the prospectus and statement of additional information relating to shares of beneficial interest of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 28, 2000.

         If you have any questions or comments concerning this filing, please contact Timothy F. Silva, Esq. of Hale and Dorr LLP, counsel to the Trust, at
(617) 526-6502 (collect).

                                                        Very truly yours,



                                                        /s/ Joseph J. Reardon
                                                        ---------------------
                                                        Joseph J. Reardon